Federal Income Taxes - Schedule of Reconciliation of Expected Income Tax on Net Income at Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net loss	$ (35,687)	$ (19,288)
Statutory tax rate	21.00%	34.00%
Tax recovery at statutory rate	$ (7,494)	$ (6,558)
Foreign tax rate	(801)	71
Change in US tax rates	1	37,233
Other adjustments	(1,076)
Capital loss carryforward adjustment	367	(44)
Operating loss carryforward adjustment	271	710
Operating loss Section 382 adjustment	49,303
Nondeductible write-offs	2	15
Change in valuation allowance	(40,573)	(31,427)
Income tax expense (recovery)